Basis of Presentation and Summary of Significant Accounting Policies - Going Concern and liquidity and Redeemable NCI (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 JPY (¥) Y item	Dec. 31, 2021 JPY (¥) item	Dec. 31, 2020 JPY (¥)	Dec. 31, 2022 USD ($)
Unusual or Infrequent Item, or Both
Number of fully closed salons | item		36
Number of directly-owned salons sold | item	19
Gross proceeds from sale of salons	¥ 1,122,595
Cash and cash equivalents	605,454	¥ 370,617		$ 4,593
Total revenues	6,954,057	5,409,825	¥ 3,341,617
Mandatorily redeemable noncontrolling interests	¥ 0	148,000
Number of years of working capital deficit and an accumulated deficit | Y	3
Relaxation Salon Segment
Unusual or Infrequent Item, or Both
Total revenues	¥ 5,972,913	¥ 5,196,540	¥ 3,315,947
Relaxation Salon Segment | Mother Bracelet
Unusual or Infrequent Item, or Both
Total revenues	340,289
Minimum | Act on Settlement of Funds
Unusual or Infrequent Item, or Both
Net assets	¥ 100,000
Maximum
Unusual or Infrequent Item, or Both
Number of salons with shortened operations | item		28